SCHEDULE OF OTHER RECEIVABLES (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Employee retention credits		$ 422,845	$ 422,845